Intangible assets - Changes in DAC and other intangibles (Details) £ in Millions		1 Months Ended	6 Months Ended																				12 Months Ended
	Jan. 31, 2019 GBP (£) $ / £ installment	Jan. 31, 2019 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 GBP (£) ₫ / £	Jun. 30, 2019 GBP (£) $ / £	Jun. 30, 2019 GBP (£) ฿ / £	Jun. 30, 2019 GBP (£) $ / £	Jun. 30, 2019 GBP (£) RM / £	Jun. 30, 2019 GBP (£) ₨ / £	Jun. 30, 2019 GBP (£) Rp / £	Jun. 30, 2019 GBP (£) $ / £	Jun. 30, 2019 GBP (£) ¥ / £	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 ₫ / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 ฿ / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 RM / £	Jun. 30, 2018 ₨ / £	Jun. 30, 2018 Rp / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 ¥ / £	Dec. 31, 2018 GBP (£)
Movements in deferred acquisition costs and intangible assets
At end of year													£ 12,659
PVIF and other intangibles
Foreign exchange rate				30,087.11	1.29	40.91	1.76	5.33	90.62	18,364.05	10.15	8.78		31,329.01	1.38	43.66	1.83	5.42	90.37	18,938.64	10.78	8.76
United Overseas Bank Limited
PVIF and other intangibles
Additions		£ 630
Initial fee payable	£ 662	662
Foreign exchange rate | $ / £	1.7360
Number of instalments | installment	3
Initial fee payable in February 2019	£ 230	230
Initial fee payable in January 2020	331	331
Initial fee payable in January 2021	£ 101	101
Jackson (US insurance operations)
PVIF and other intangibles
Foreign exchange rate | $ / £					1.29										1.38
Continuing and discontinued operations
Movements in deferred acquisition costs and intangible assets
At beginning of year		11,923											11,923
At end of year																							£ 11,923
Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of year		11,672											11,672
Additions													1,135
Amortisation to the income statement													189
Amortisation to the income statement, operating													(287)
Amortisation to the income statement, non-operating													476
Disposals and transfers													(5)
Exchange differences and other movements													42
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income													(432)
At end of year													12,601										£ 11,672
Assumption for long-term investment returns (as a percent)			7.40%
PVIF and other intangibles
Intangible assets			£ 2,248	£ 2,248	£ 2,248	£ 2,248	£ 2,248	£ 2,248	£ 2,248	£ 2,248	£ 2,248	£ 2,248	2,248
Shareholder-backed | PVIF and other intangibles
Movements in deferred acquisition costs and intangible assets
Additions													652
Amortisation to the income statement													(102)
Amortisation to the income statement, operating													(102)
Disposals and transfers													(5)
Exchange differences and other movements													22
At end of year													2,248
Shareholder-backed | Software
PVIF and other intangibles
Amounts reclassified as held for distribution													(6)
Additions													16
Amortisation													15
Disposals													2
Intangible assets			£ 55	£ 55	£ 55	£ 55	£ 55	£ 55	£ 55	£ 55	£ 55	£ 55	55
Shareholder-backed | Asia insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
Additions													198
Amortisation to the income statement													(91)
Amortisation to the income statement, operating													(91)
Exchange differences and other movements													12
At end of year													1,383
Shareholder-backed | Jackson (US insurance operations)
Movements in deferred acquisition costs and intangible assets
Assumption for long-term investment returns (as a percent)			7.40%																				7.40%
Shareholder-backed | Jackson (US insurance operations) | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
Additions													285
Amortisation to the income statement													382
Amortisation to the income statement, operating													(94)
Amortisation to the income statement, non-operating													476
Exchange differences and other movements													8
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income													(432)
At end of year													8,970
Shareholder-backed | Continuing and discontinued operations
Movements in deferred acquisition costs and intangible assets
At beginning of year		11,784											11,784										£ 10,866
Reclassification to held for distribution													(112)
Additions																							1,248
Amortisation to the income statement																							(1,142)
Amortisation to the income statement, operating																							(1,024)
Amortisation to the income statement, non-operating																							(118)
Disposals and transfers																							(14)
Exchange differences and other movements																							580
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income																							246
At end of year													12,601										11,784
PVIF and other intangibles
Intangible assets																							1,689
Shareholder-backed | Continuing and discontinued operations | PVIF and other intangibles
Movements in deferred acquisition costs and intangible assets
At beginning of year		1,689											1,689
Reclassification to held for distribution													(8)
At end of year																							1,689
Shareholder-backed | Continuing and discontinued operations | Asia insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of year		1,264											1,264
At end of year																							1,264
Shareholder-backed | Continuing and discontinued operations | Jackson (US insurance operations) | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of year		8,727											8,727
At end of year																							8,727
Shareholder-backed | Continuing and discontinued operations | UK and Europe insurance operations | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of year		86											86
Reclassification to held for distribution													(86)
At end of year																							86
Shareholder-backed | Continuing and discontinued operations | Asset management operations | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of year		£ 18											18
Reclassification to held for distribution													£ (18)
At end of year																							£ 18